Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues
16	Revenues

The revenues as of December 31, 2025, 2024 and 2023, are summarized as follows:

	2025	2024	2023
Maritime
Offshore vessels	$900,369	$803,027	$462,801
Parcel tankers	108,785	193,943	246,291
Fuel oil transportation	399,934	264,742	57,220
Shipping agencies	949	1,497	29,217
Commercialization of hydrocarbons	11,921	19,785	-
Bulk carrier	18,989	-	-

Maritime infrastructure
Shipyard	327,816	262,220	200,496

Logístics, ports and terminals
Intermodal terminal	50,971	39,876	37,991
Repair of containers	4,310	3,471	21,008
Automotive services	21,308	12,389	8,036
Port services	6,490	6,206	6,080

Warehousing and other businesses
Warehousing (a)	56,804	146,420	149,507
Total consolidated revenue	$1,908,646	$1,753,576	$1,218,647

(a)	Revenue obtained up to September 30, 2025. Effective from October 1, 2025, The Company stopped consolidating this segment due to the loss of control of subsidiaries (see Note 1).

For the year ended December 31, 2025, the Company obtained revenues from PEMEX Exploración y Producción, CFEnergía and Celanese Operations Mexico, representing 50%, 21% and 3%, respectively. None of the remaining customers represents more than 2% of the total revenues.

For the year ended December 31, 2024, the Company obtained revenues from PEMEX Exploración y Producción, CFEnergía and Celanese Operations Mexico, representing 28%, 14% and 11%, respectively. None of the remaining customers represents more than 4% of the total revenues.

For the year ended December 31, 2023, the Company obtained revenues from PEMEX Exploración y Producción, Celanse Operations Mexico and Helmsley Management, representing 38%, 13% and 6%, respectively. None of the remaining customers represent more than 4% of the total revenues.

The Company considers that the risk of concentration is reasonable due to its operation and the industry in which it operates. The Company’s strategic plans include gradually reducing the concentration of its revenues and customers from the maritime operation segment, by strengthening its maritime infrastructure and logistics operations, ports and terminals, which have a broader market with a lower concentration of customers.

The Company’s revenues do not show any other particular grouping characteristic, such as by type of customer (government and private), geographic zone, etc. The main grouping is shown based on the type of revenue for each segment. Moreover, as discussed in Note 4.18, all of the Company’s revenues are recognized over time.